Condensed Consolidated Statements of Changes in Shareholders' Deficit (Unaudited)	Common Stock [Member] Common Class A and Class B [Member] USD ($)	Common Stock [Member] Common Class A and Class B [Member] SGD ($)	Common Stock [Member] shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Issued Shares, Amount Outstanding [Member] USD ($)	Issued Shares, Amount Outstanding [Member] SGD ($)	Shares Subscribed, Not Issued [Member] USD ($)	Shares Subscribed, Not Issued [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	USD ($)	SGD ($)
Balance at Apr. 30, 2024		$ 3,491			$ 9,984,030		$ (37,251)						$ (7,030,066)		$ 2,920,204
Balance, shares at Apr. 30, 2024 | shares			25,598,876
Net loss													(2,019,092)		(2,019,092)	[1]
Receipt of subscription monies									255,195						255,195
Balance at Oct. 31, 2024	$ 2,683	3,491		$ 7,672,727	9,984,030	$ (28,627)	(37,251)	$ 196,117	255,195			$ (6,954,278)	(9,049,158)	$ 888,622	1,156,307
Balance, shares at Oct. 31, 2024 | shares			25,598,876
Balance at Apr. 30, 2025		3,508			10,239,208		(37,251)				$ (1,143)		(12,167,130)		(1,962,808)
Balance, shares at Apr. 30, 2025 | shares			25,727,001
Net loss													(1,505,248)	(1,156,784)	(1,505,248)
Translation Reserve											(4,178)				(4,178)
Balance at Oct. 31, 2025	$ 2,695	$ 3,508		$ 7,868,830	$ 10,239,208	$ (28,627)	$ (37,251)			$ (4,089)	$ (5,321)	$ (10,507,222)	$ (13,672,378)	$ (2,668,413)	$ (3,472,234)
Balance, shares at Oct. 31, 2025 | shares			25,727,001

[1]	Comparative amounts of S$72,914 were reclassified from costs of goods sold to employee benefits expenses (S$63,287) and other operating expenses (S$9,627) for consistency in presentation. Since the amounts were reclassification within costs of goods sold and operating expenses, the reclassification does not have any impact on the net loss.